Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Company TSR(4)	Russell 3000 Index TSR(4)	Net Income (loss) ($ in millions)	Sales ($ in millions)
2022	$6,378,515	$(8,343,937)	$1,746,125	$(3,175,063)	$75	$119	$(94.6)	$801.2
2021	$5,739,882	$16,412,581	$1,616,639	$5,058,736	$253	$147	$15.6	$702.8
2020	$3,790,739	$11,403,151	$1,956,362	$6,027,149	$161	$117	$(34.4)	$498.8

Company Selected Measure Name	worldwide sales
Named Executive Officers, Footnote [Text Block]	John F. Sheridan, our Chief Executive Officer, was our PEO for each year reported.
2) The non-PEO NEOs, for each year reported were as follows:
•2022: David B. Berger, Elizabeth A. Gasser, Brian B. Hansen, Susan M. Morrison and Leigh A. Vosseller.
•2021: David B. Berger, Elizabeth A. Gasser, Brian B. Hansen, Susan M. Morrison and Leigh A. Vosseller.
•2020: David B. Berger, Brian B. Hansen, Susan M. Morrison and Leigh A. Vosseller.

PEO Total Compensation Amount	$ 6,378,515	$ 5,739,882	$ 3,790,739
PEO Actually Paid Compensation Amount	$ (8,343,937)	16,412,581	11,403,151
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the adjustments that were made to determine the “compensation actually paid” for the PEO and the average for non-PEO NEOs:

Year	Executive(s)	Summary Compensation Table Total	Deduct Stock Awards Granted in Year	Add Year-End Fair Value of Unvested Equity Awards Granted in Year	Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years	Change in Year-End Fair Value of Equity Awards Granted in Prior Years Which Vested in Year	Compensation Actually Paid
2022	PEO	$6,378,515	$(5,152,550)	$3,553,914	$(7,068,772)	$(6,055,044)	$(8,343,937)
	Non-PEO NEOs	$1,746,125	$(1,092,648)	$753,642	$(2,260,242)	$(2,321,940)	$(3,175,063)
2021	PEO	$5,739,882	$(4,139,972)	$9,850,143	$4,577,833	$384,695	$16,412,581
	Non-PEO NEOs	$1,616,639	$(848,647)	$2,019,172	$2,183,344	$88,228	$5,058,736
2020	PEO	$3,790,739	$(2,699,947)	$3,534,133	$3,959,012	$2,819,214	$11,403,151
	Non-PEO NEOs	$1,956,362	$(1,338,891)	$1,752,564	$1,957,785	$1,699,329	$6,027,149

Non-PEO NEO Average Total Compensation Amount	$ 1,746,125	1,616,639	1,956,362
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,175,063)	5,058,736	6,027,149
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the adjustments that were made to determine the “compensation actually paid” for the PEO and the average for non-PEO NEOs:

Year	Executive(s)	Summary Compensation Table Total	Deduct Stock Awards Granted in Year	Add Year-End Fair Value of Unvested Equity Awards Granted in Year	Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years	Change in Year-End Fair Value of Equity Awards Granted in Prior Years Which Vested in Year	Compensation Actually Paid
2022	PEO	$6,378,515	$(5,152,550)	$3,553,914	$(7,068,772)	$(6,055,044)	$(8,343,937)
	Non-PEO NEOs	$1,746,125	$(1,092,648)	$753,642	$(2,260,242)	$(2,321,940)	$(3,175,063)
2021	PEO	$5,739,882	$(4,139,972)	$9,850,143	$4,577,833	$384,695	$16,412,581
	Non-PEO NEOs	$1,616,639	$(848,647)	$2,019,172	$2,183,344	$88,228	$5,058,736
2020	PEO	$3,790,739	$(2,699,947)	$3,534,133	$3,959,012	$2,819,214	$11,403,151
	Non-PEO NEOs	$1,956,362	$(1,338,891)	$1,752,564	$1,957,785	$1,699,329	$6,027,149

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below shows how PEO and non-PEO NEO Compensation Actually Paid fluctuated year-over-year, primarily due to the result of our varying levels of achievement against pre-established performance goals under our short-term cash incentive plan (“STIP”). Our Company-selected measures, worldwide sales and adjusted EBITDA Margin results as well as certain other important financial performance measures set forth in the table below, were stronger in 2020 and 2021 than in 2022, which led to higher compensation actually paid in those years.
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures Used to Link Compensation Actually Paid to Company Performance:

Sales (Company-selected measure)
Adjusted EBITDA Margin* (Company-selected measure)
Regulatory submission timing
Customer satisfaction

Total Shareholder Return Amount	$ 75	253	161
Peer Group Total Shareholder Return Amount	119	147	117
Net Income (Loss)	$ (94,600,000)	$ 15,600,000	$ (34,400,000)
Company Selected Measure Amount	801,200,000	702,800,000	498,800,000
PEO Name	John F. Sheridan
Additional 402(v) Disclosure [Text Block]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019.
Worldwide Revenue And Adjusted EBITDA Factor Percentage	80.00%
Regulatory Submissions, Factor Percentage	10.00%
Customer Satisfaction, Factor Percentage	10.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales (Company-selected measure)
Non-GAAP Measure Description [Text Block]	The following is a list of financial and financial-related performance measures, which in our assessment represent the most important measures used by the Company to link compensation actually paid to our PEO and non-PEO NEOs for 2022. Worldwide sales and the associated Adjusted EBITDA Margin* achievement are the two primary measures that are factored into 80% of the weighing in our STIP. Because bringing innovative products to people living with diabetes is intended to drive sales growth and improve gross margin, the timing of regulatory submissions was included as 10% of the weighting in our STIP, and was the performance measure for the PSUs granted as part of our long-term incentive program. In addition, key performance indicator scores for our customer satisfaction were included as the remaining 10% of the weighting in our STIP. This measure was selected as satisfaction is a key factor for customers determining to purchase a new pump from Tandem once again, which drives sales growth and provides increased predictability for our business model. It also aligns as a mission driven measure as we work to improve the lives of people with diabetes worldwide.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Our Company-selected measures, worldwide sales and adjusted EBITDA Margin results as well as certain other important financial performance measures set forth in the table below, were stronger in 2020 and 2021 than in 2022, which led to higher compensation actually paid in those years.
Measure Name	Adjusted EBITDA Margin* (Company-selected measure)
Non-GAAP Measure Description [Text Block]	The following is a list of financial and financial-related performance measures, which in our assessment represent the most important measures used by the Company to link compensation actually paid to our PEO and non-PEO NEOs for 2022. Worldwide sales and the associated Adjusted EBITDA Margin* achievement are the two primary measures that are factored into 80% of the weighing in our STIP. Because bringing innovative products to people living with diabetes is intended to drive sales growth and improve gross margin, the timing of regulatory submissions was included as 10% of the weighting in our STIP, and was the performance measure for the PSUs granted as part of our long-term incentive program. In addition, key performance indicator scores for our customer satisfaction were included as the remaining 10% of the weighting in our STIP. This measure was selected as satisfaction is a key factor for customers determining to purchase a new pump from Tandem once again, which drives sales growth and provides increased predictability for our business model. It also aligns as a mission driven measure as we work to improve the lives of people with diabetes worldwide.EBITDA, Adjusted EBITDA, and Adjusted EBITDA Margin are a non-GAAP financial measure. GAAP refers to accounting principles generally accepted in the United States of America. EBITDA is defined as net income (loss) excluding income taxes, interest and other non-operating items and depreciation and amortization. Adjusted EBITDA further adjusts for the change in fair value of common stock warrants, non-cash stock-based compensation expense, acquired in-process research and development, and revenue adjustments for the Tandem Choice technology access program. Adjusted EBITDA Margin is calculated as Adjusted EBITDA divided by non-GAAP sales.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Regulatory submission timing
Non-GAAP Measure Description [Text Block]	The following is a list of financial and financial-related performance measures, which in our assessment represent the most important measures used by the Company to link compensation actually paid to our PEO and non-PEO NEOs for 2022. Worldwide sales and the associated Adjusted EBITDA Margin* achievement are the two primary measures that are factored into 80% of the weighing in our STIP. Because bringing innovative products to people living with diabetes is intended to drive sales growth and improve gross margin, the timing of regulatory submissions was included as 10% of the weighting in our STIP, and was the performance measure for the PSUs granted as part of our long-term incentive program. In addition, key performance indicator scores for our customer satisfaction were included as the remaining 10% of the weighting in our STIP. This measure was selected as satisfaction is a key factor for customers determining to purchase a new pump from Tandem once again, which drives sales growth and provides increased predictability for our business model. It also aligns as a mission driven measure as we work to improve the lives of people with diabetes worldwide.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Customer satisfaction
Non-GAAP Measure Description [Text Block]	The following is a list of financial and financial-related performance measures, which in our assessment represent the most important measures used by the Company to link compensation actually paid to our PEO and non-PEO NEOs for 2022. Worldwide sales and the associated Adjusted EBITDA Margin* achievement are the two primary measures that are factored into 80% of the weighing in our STIP. Because bringing innovative products to people living with diabetes is intended to drive sales growth and improve gross margin, the timing of regulatory submissions was included as 10% of the weighting in our STIP, and was the performance measure for the PSUs granted as part of our long-term incentive program. In addition, key performance indicator scores for our customer satisfaction were included as the remaining 10% of the weighting in our STIP. This measure was selected as satisfaction is a key factor for customers determining to purchase a new pump from Tandem once again, which drives sales growth and provides increased predictability for our business model. It also aligns as a mission driven measure as we work to improve the lives of people with diabetes worldwide.
PEO [Member] | Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,152,550)	$ (4,139,972)	$ (2,699,947)
PEO [Member] | Year-end Value of Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,553,914	9,850,143	3,534,133
PEO [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,068,772)	4,577,833	3,959,012
PEO [Member] | Change in Value of Equity Awards Granted in Prior Years Which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,055,044)	384,695	2,819,214
Non-PEO NEO [Member] | Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,092,648)	(848,647)	(1,338,891)
Non-PEO NEO [Member] | Year-end Value of Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	753,642	2,019,172	1,752,564
Non-PEO NEO [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,260,242)	2,183,344	1,957,785
Non-PEO NEO [Member] | Change in Value of Equity Awards Granted in Prior Years Which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,321,940)	$ 88,228	$ 1,699,329